UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.

Fund Address:  745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 9/30/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 111.5%

Consumer Products – 8.3%
Apparel, Shoes and Accessories - 1.9%
K-Swiss Cl. A [a]	72,400	$923,100
Luk Fook Holdings (International)	378,900	844,838
Movado Group [a]	77,633	844,647
Steven Madden [a]	15,450	634,377
True Religion Apparel [a]	25,300	539,902
Weyco Group	48,000	1,162,560
Yamato International	40,000	177,288

		5,126,712

Consumer Electronics - 0.7%
DTS [a]	50,000	1,908,500

Food/Beverage/Tobacco - 2.2%
Asian Citrus Holdings	1,060,000	999,092
Binggrae Company	13,400	667,503
Cal-Maine Foods	22,500	652,050
Heckmann Corporation [a]	200,000	780,000
HQ Sustainable Maritime Industries [a,b]	72,800	219,128
Seneca Foods Cl. A [a]	51,400	1,346,166
Seneca Foods Cl. B [a]	42,500	1,112,650

		5,776,589

Health, Beauty and Nutrition - 0.3%
NutriSystem	36,900	709,956

Home Furnishing and Appliances - 3.0%
American Woodmark	72,000	1,276,560
Ethan Allen Interiors	66,600	1,162,836
Flexsteel Industries	172,500	2,646,150
Koss Corporation	73,400	398,562
Natuzzi ADR [a]	409,800	1,520,358
Universal Electronics [a]	39,000	813,150

		7,817,616

Sports and Recreation - 0.1%
Sturm, Ruger & Co.	22,800	310,992

Other Consumer Products - 0.1%
CSS Industries	20,243	350,001

Total		22,000,366

Consumer Services – 4.0%
Media and Broadcasting - 0.4%
Ascent Media Cl. A [a]	41,500	1,108,465

Online Commerce - 0.7%
CryptoLogic [a,b]	88,300	120,088
PetMed Express	34,100	596,750
Systemax	102,000	1,252,560

		1,969,398

Retail Stores - 2.9%
America’s Car-Mart [a]	92,800	2,336,704
Charming Shoppes [a]	266,200	937,024
DSW Cl. A [a]	1,800	51,660
Kirkland’s [a]	15,000	207,900
Le Chateau Cl. A	27,900	359,020
Lewis Group	57,000	574,068
QKL Stores [a,b]	38,740	186,727
Shoe Carnival [a]	12,752	257,846
Stein Mart [a]	178,900	1,579,687
West Marine [a]	86,000	873,760
Wet Seal (The) Cl. A [a]	88,200	298,998

		7,663,394

Total		10,741,257

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
ASA	30,000	909,000
Urbana Corporation [a]	237,600	290,967

Total		1,199,967

Financial Intermediaries – 8.9%
Banking - 4.0%
Alliance Bancorp, Inc. of Pennsylvania	50,420	365,041
Banca Finnat Euramerica	910,000	645,090
BCB Holdings [a]	806,207	1,013,176
BofI Holding [a,b]	140,000	1,661,800
Cass Information Systems	15,000	514,650
Centrue Financial [a]	66,600	110,556
CFS Bancorp	75,000	345,000
Chemung Financial	40,000	834,000
Commercial National Financial	20,000	338,400
Fauquier Bankshares	135,800	1,765,400
Financial Institutions	36,000	635,760
First Bancorp	40,200	555,966
HopFed Bancorp	56,100	516,120
LCNB Corporation	30,000	351,000
Mechanics Bank	5	61,000
Wilber Corporation (The)	137,908	820,553

		10,533,512

Insurance - 0.9%
Greenlight Capital Re Cl. A [a]	9,500	237,690
Independence Holding	95,800	672,516
Presidential Life	157,100	1,539,580

		2,449,786

Real Estate Investment Trusts - 1.4%
Colony Financial	124,717	2,304,770
PennyMac Mortgage Investment Trust	60,000	1,073,400
Vestin Realty Mortgage II [a,b]	214,230	312,776

		3,690,946

Securities Brokers - 2.1%
Cowen Group Cl. A [a]	377,834	1,243,074
Diamond Hill Investment Group	24,479	1,786,967
FBR Capital Markets [a]	326,600	1,025,524
International Assets Holding Corporation [a]	26,310	476,211
Sanders Morris Harris Group	199,000	1,126,340

		5,658,116

Securities Exchanges - 0.5%
Bolsa Mexicana de Valores	848,500	1,418,021

Total		23,750,381

Financial Services – 8.9%
Diversified Financial Services - 0.1%
Encore Capital Group [a]	22,000	396,440

Information and Processing - 0.2%
Value Line	32,487	450,595

Insurance Brokers - 0.1%
Western Financial Group	148,000	345,223

Investment Management - 4.8%
BKF Capital Group [a]	130,200	136,710
Cohen & Steers	27,900	605,430
Dundee Corporation Cl. A [a]	140,200	1,857,251
Epoch Holding Corporation	196,500	2,530,920
Evercore Partners Cl. A	13,200	377,652
Fiera Sceptre	78,000	617,844
JZ Capital Partners	293,999	1,401,693
MVC Capital	126,200	1,636,814
Queen City Investments	948	1,194,480
Sprott Resource [a]	70,000	292,546
U.S. Global Investors Cl. A	91,500	578,280
VZ Holding	15,000	1,460,846

		12,690,466

Special Purpose Acquisition Corporation - 0.3%
Westway Group [a]	220,000	726,000

Specialty Finance - 0.5%
NGP Capital Resources	68,080	616,805
World Acceptance [a,b]	16,500	728,640

		1,345,445

Other Financial Services - 2.9%
Hilltop Holdings [a]	101,400	971,412
Kennedy-Wilson Holdings [a]	631,766	6,696,719

		7,668,131

Total		23,622,300

Health – 8.6%
Commercial Services - 0.7%
PAREXEL International [a]	40,000	925,200
PDI [a]	96,800	846,032

		1,771,232

Drugs and Biotech - 1.2%
Adolor Corporation [a]	460,500	497,340
American Oriental Bioengineering [a,b]	100,400	241,964
Hi-Tech Pharmacal [a]	17,700	358,248
Lannett Company [a]	34,410	157,598
Simcere Pharmaceutical Group ADR [a]	25,700	254,687
Sinovac Biotech [a]	72,800	282,464
Strategic Diagnostics [a]	100,000	164,000
Theragenics Corporation [a]	306,900	389,763
3SBio ADR [a]	44,754	580,907
XenoPort [a,b]	50,000	355,500

		3,282,471

Health Services - 2.0%
Advisory Board (The) [a]	51,700	2,282,555
Genoptix [a]	6,173	87,657
Gentiva Health Services [a]	23,000	502,550
HMS Holdings [a]	11,900	701,386
LHC Group [a,b]	16,800	389,592
On Assignment [a]	41,100	215,775
PharMerica Corporation [a]	40,000	381,200
Psychemedics Corporation	37,500	348,750
Res-Care [a]	980	13,004
Transcend Services [a,b]	17,400	265,350
U.S. Physical Therapy [a]	10,000	167,200

		5,355,019

Medical Products and Devices - 4.7%
Allied Healthcare Products [a]	226,798	936,676
Atrion Corporation	5,500	866,305
Exactech [a]	121,000	1,974,720
Hansen Medical [a,b]	320,000	457,600
Kensey Nash [a]	33,981	981,711
Medical Action Industries [a]	155,250	1,405,012
Mesa Laboratories	48,267	1,110,141
NMT Medical [a]	198,500	87,340
Quidel [a]	25,000	274,750
STRATEC Biomedical Systems	14,000	576,382
Syneron Medical [a]	69,200	686,464
Utah Medical Products	42,300	1,239,390
Young Innovations	61,450	1,758,085

		12,354,576

Total		22,763,298

Industrial Products – 23.7%
Automotive - 1.0%
Fuel Systems Solutions [a,b]	10,000	391,100
Norstar Founders Group [a,c]	771,500	36,294
SORL Auto Parts [a,b]	61,577	533,257
US Auto Parts Network [a]	150,900	1,237,380
Wonder Auto Technology [a,b]	39,550	336,570
Xinyi Glass Holdings	327,200	202,000

		2,736,601

Building Systems and Components - 2.6%
AAON	73,000	1,716,960
Apogee Enterprises	57,900	529,785
Drew Industries [a]	90,000	1,877,400
LSI Industries	79,812	512,393
NCI Building Systems [a]	8,400	80,052
Preformed Line Products	28,482	993,168
WaterFurnace Renewable Energy	48,400	1,228,228

		6,937,986

Construction Materials - 1.6%
Ash Grove Cement	8,000	1,296,000
Monarch Cement	52,303	1,222,321
Trex Company [a]	90,000	1,716,300

		4,234,621

Industrial Components - 1.9%
Bel Fuse Cl. A	67,705	1,417,066
Deswell Industries	564,371	1,653,607
Graham Corporation	54,400	844,288
Powell Industries [a]	36,800	1,145,216

		5,060,177

Machinery - 5.9%
Burckhardt Compression Holding	2,100	465,456
Burnham Holdings Cl. A	113,000	1,610,250
Columbus McKinnon [a]	27,550	457,054
Duoyuan Global Water ADR [a,b]	22,575	294,152
Eastern Company (The)	39,750	649,515
FreightCar America	53,200	1,308,720
Hardinge	69,151	529,697
Hollysys Automation Technologies [a,b]	158,892	1,778,001
Hurco Companies [a]	49,866	901,079
Jinpan International	90,224	909,458
Rofin-Sinar Technologies [a]	37,000	939,060
Sun Hydraulics	65,425	1,844,331
Tennant Company	92,300	2,852,070
Williams Controls	125,000	1,140,000

		15,678,843

Metal Fabrication and Distribution - 3.4%
Central Steel & Wire	1,088	716,992
CompX International Cl. A	107,500	1,422,225
Encore Wire	15,000	307,650
Foster (L.B.) Company Cl. A [a]	20,900	604,846
Fushi Copperweld [a,b]	31,783	276,194
Horsehead Holding Corporation [a]	70,200	692,874
Ladish [a]	45,000	1,400,850
NN [a]	114,300	942,975
Olympic Steel	22,000	505,780
RBC Bearings [a]	6,500	220,870
RTI International Metals [a]	64,900	1,987,238

		9,078,494

Miscellaneous Manufacturing - 2.9%
AZZ	15,000	642,600
China Automation Group	253,100	204,206
Griffon Corporation [a]	89,500	1,091,005
PMFG [a]	143,800	2,451,790
Raven Industries	58,400	2,212,776
Semperit AG Holding	12,500	477,819
Synalloy Corporation	58,200	497,610

		7,577,806

Pumps, Valves and Bearings - 0.3%
CIRCOR International	28,000	884,800

Specialty Chemicals and Materials - 3.5%
Aceto Corporation	72,219	490,367
Balchem Corporation	63,375	1,955,752
China XD Plastics [a,b]	61,000	406,870
Gulf Resources [a,b]	40,380	310,522
Hawkins	69,866	2,474,654
Park Electrochemical	15,400	405,636
Quaker Chemical	43,700	1,422,872
Rogers Corporation [a]	58,400	1,838,432

		9,305,105

Textiles - 0.2%
Interface Cl. A	27,000	384,210

Other Industrial Products - 0.4%
Harbin Electric [a,b]	25,000	447,250
MTS Systems	10,000	310,000
Research Frontiers [a]	50,000	198,000

		955,250

Total		62,833,893

Industrial Services – 12.8%
Commercial Services - 5.4%
Acacia Research-Acacia Technologies [a]	75,290	1,325,104
CBIZ [a,b]	47,000	278,710
Exponent [a]	58,400	1,961,656
Forrester Research [a]	54,900	1,816,092
Global Sources [a]	50,605	382,068
Heidrick & Struggles International	10,000	194,800
Heritage-Crystal Clean [a]	166,401	1,672,330
Kforce [a]	60,000	823,200
Lincoln Educational Services [a]	11,200	161,392
Rentrak Corporation [a]	52,000	1,314,040
SFN Group [a]	426,600	2,563,866
Spectrum Group International [a,b]	6,925	13,158
Team [a]	106,540	1,833,553

		14,339,969

Engineering and Construction - 1.4%
Cavco Industries [a]	12,491	448,552
Comfort Systems USA	35,300	378,769
Integrated Electrical Services [a]	132,000	497,640
Layne Christensen [a]	13,900	359,871
MYR Group [a]	28,500	467,115
Skyline Corporation	62,100	1,258,146
Sterling Construction [a]	25,000	309,500

		3,719,593

Food, Tobacco and Agriculture - 1.3%
Farmer Bros.	51,400	822,400
Hanfeng Evergreen [a]	85,100	521,071
Origin Agritech [a,b]	121,488	993,772
Yuhe International [a]	46,314	320,029
Zhongpin [a,b]	42,100	685,809

		3,343,081

Industrial Distribution - 0.6%
Houston Wire & Cable	67,375	675,771
Lawson Products	63,269	966,118

		1,641,889

Printing - 0.8%
Bowne & Co.	68,989	781,645
Courier Corporation	30,450	432,999
Domino Printing Sciences	80,000	682,399
Ennis	12,600	225,414

		2,122,457

Transportation and Logistics - 2.7%
Dynamex [a]	86,000	1,311,500
Forward Air	50,700	1,318,200
Frozen Food Express Industries [a]	157,000	434,890
Pacer International [a]	35,000	211,400
Patriot Transportation Holding [a]	19,000	1,332,470
Transat A.T. Cl. B [a]	31,800	485,237
Universal Truckload Services [a]	134,200	2,101,572

		7,195,269

Other Industrial Services - 0.6%
US Ecology	104,300	1,668,800

Total		34,031,058

Natural Resources – 12.5%
Energy Services - 4.6%
CE Franklin [a]	112,650	752,502
Dawson Geophysical [a]	53,213	1,418,127
Dril-Quip [a]	22,500	1,397,475
Global Geophysical Services [a]	35,000	255,150
Gulf Island Fabrication	29,116	529,911
ION Geophysical [a]	50,000	257,000
Lamprell	202,400	1,133,174
Lufkin Industries	2,000	87,800
North American Energy Partners [a]	50,000	407,500
OYO Geospace [a]	7,130	412,684
Pason Systems	139,200	1,654,598
Pioneer Drilling [a]	57,500	366,850
T-3 Energy Services [a]	39,150	1,023,773
Tesco Corporation [a]	50,000	601,500
Willbros Group [a]	171,600	1,573,572
World Energy Solutions [a,b]	72,920	215,843

		12,087,459

Oil and Gas - 0.8%
Approach Resources [a]	12,000	134,160
BPZ Resources [a,b]	134,000	513,220
China Integrated Energy [a,b]	65,000	435,500
GeoMet [a]	75,000	64,642
GeoResources [a]	30,000	477,000
VAALCO Energy [a]	88,200	506,268

		2,130,790

Precious Metals and Mining - 3.8%
Alamos Gold	47,100	802,929
Aurizon Mines [a]	167,000	1,158,980
Brush Engineered Materials [a]	27,000	767,880
Chesapeake Gold [a]	20,000	182,720
Endeavour Mining [a,b]	618,200	1,664,315
Endeavour Mining (Warrants) [a]	50,000	44,222
Exeter Resource [b]	140,000	908,600
Extorre Gold Mines [a]	140,000	612,305
Gammon Gold [a]	83,836	587,690
MAG Silver [a,b]	74,750	574,080
Midway Gold [a]	345,000	201,186
Minefinders Corporation [a]	36,000	353,160
New Gold [a]	101,200	681,076
Northgate Minerals [a]	270,000	818,100
Seabridge Gold [a]	16,700	478,956
Victoria Gold [a]	200,000	241,034
Vista Gold [a,b]	50,000	128,500

		10,205,733

Real Estate - 2.5%
Avatar Holdings [a]	18,104	345,424
Consolidated-Tomoka Land	49,750	1,418,373
PICO Holdings [a]	45,700	1,364,602
Pope Resources L.P.	57,205	1,573,137
Tejon Ranch [a]	89,749	1,944,861
ZipRealty [a]	25,000	72,250

		6,718,647

Other Natural Resources - 0.8%
China Hydroelectric ADS [a],[b]	83,100	486,966
J.G. Boswell Company	2,490	1,548,780

		2,035,746

Total		33,178,375

Technology – 18.4%
Aerospace and Defense - 2.3%
Applied Signal Technology	20,000	497,600
Ducommun	72,100	1,570,338
HEICO Corporation	42,000	1,916,880
Innovative Solutions and Support [a]	100,000	489,000
Integral Systems [a]	138,222	1,020,078
SIFCO Industries	45,800	543,646

		6,037,542

Components and Systems - 3.3%
Frequency Electronics [a]	265,000	1,600,600
Hana Microelectronics	500,000	420,099
Methode Electronics	66,223	601,305
Newport Corporation [a]	80,900	917,406
Richardson Electronics	250,900	2,634,450
Rimage Corporation [a]	79,200	1,302,048
Technitrol	150,000	661,500
TransAct Technologies [a]	78,600	628,800

		8,766,208

Distribution - 0.5%
Agilysys [a]	90,000	585,000
Cogo Group [a]	80,675	498,571
ScanSource [a]	7,600	210,824

		1,294,395

Internet Software and Services - 1.8%
ActivIdentity Corporation [a]	165,000	359,700
Internet Capital Group [a]	135,000	1,489,050
iPass [a]	354,147	432,059
Marchex Cl. B	95,000	517,750
Support.com [a]	325,000	1,488,500
WebMediaBrands [a]	525,000	467,250

		4,754,309

IT Services - 5.0%
Computer Task Group [a]	236,100	1,803,804
iGATE Corporation	196,100	3,557,254
Sapient Corporation	500,000	5,985,000
Syntel	43,300	1,926,850
Yucheng Technologies [a]	44,800	139,776

		13,412,684

Semiconductors and Equipment - 1.8%
ATMI [a]	6,400	95,104
Exar Corporation [a]	261,208	1,564,636
Inficon Holding	3,600	505,572
Mentor Graphics [a]	22,400	236,768
Micrel	60,000	591,600
Microtune [a]	142,000	411,800
PLX Technology [a]	80,000	289,600
TTM Technologies [a]	114,400	1,119,976

		4,815,056

Software - 3.0%
ACI Worldwide [a]	69,600	1,558,344
Actuate Corporation [a]	88,500	455,775
American Software Cl. A	104,500	616,550
Bottomline Technologies [a]	12,300	188,928
Convio [a,b]	15,000	138,300
DynaVox Cl. A [a]	20,000	162,400
Fundtech [a]	51,000	711,450
Geeknet [a]	875,000	1,741,250
Pegasystems	74,000	2,297,700

		7,870,697

Telecommunications - 0.7%
Anaren [a]	8,000	134,320
Atlantic Tele-Network	14,700	723,828
Diguang International Development [a]	230,000	23,000
Novatel Wireless [a]	35,000	275,800
PC-Tel [a]	44,100	270,774
Zhone Technologies [a]	266,320	553,946

		1,981,668

Total		48,932,559

Miscellaneous [d] – 4.9%
Total		13,106,041

TOTAL COMMON STOCKS
(Cost $230,725,589)		296,159,495

PREFERRED STOCK – 0.4%
Seneca Foods Conv.[a]
(Cost $578,719)	45,409	1,182,905

REPURCHASE AGREEMENT – 7.7%

State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $20,341,124 (collateralized
by obligations of various U.S. Government
Agencies, 0.35% due 3/30/11, valued at
$20,851,031)

(Cost $20,341,000)		20,341,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $8,549,839)		8,549,839

TOTAL INVESTMENTS – 122.8%
(Cost $260,195,147)		326,233,239

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(536,829)

PREFERRED STOCK – (22.6)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$265,696,410

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2010. Total market value of loaned securities at September 30, 2010 was $8,237,097.
[c]

A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

[d]	Includes securities first acquired in 2010 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $260,673,173. At September 30, 2010, net unrealized appreciation for all securities was $65,560,066, consisting of aggregate gross unrealized appreciation of $96,896,726 and aggregate gross unrealized depreciation of $31,336,660. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Common stocks	$260,500,301	$35,622,900	$36,294	$296,159,495
Preferred stocks	–	1,182,905	–	1,182,905
Cash equivalents	8,549,839	20,341,000	–	28,890,839

Level 3 Reconciliation:

	Balance as of 12/31/09	Purchases	Transfers Out	Sales	Realized and Unrealized Gain (Loss)	Balance as of 9/30/10

Common stocks	$73,019	$–	$398,562	$–	$361,837	$36,294

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.

By:

/s/ Charles M. Royce

________________________________

Charles M. Royce

President, Royce Micro-Cap Trust, Inc.

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

_________________________________

Charles M. Royce

President, Royce Micro-Cap Trust, Inc.

Date: November 18, 2010

By:

/s/ John D. Diederich

________________________________

John D. Diederich

Treasurer, Royce Micro-Cap Trust, Inc.

Date: November 18, 2010